Accounts payable and accured liabilities	12 Months Ended
Nov. 30, 2021
Trade and Accrued Payables [Abstract]
Accounts payable and accured liabilities
1 5 .	Accounts payable and accrued liabilities

	Note	2021	2020

Trade payables		$15,526	$17,510

Accrued liabilities and other payables		19,932	13,911

Salaries and benefits due to key management personnel	2 9	880	776

Employee salaries and benefits payable		1,942	724

Liability related to deferred stock unit plan	2 1 ( d )	710	508

Accrued interest payable on convertible unsecured senior notes	1 8	1,386	1,386

		$40,376	$34,815